SHAREHOLDERS' EQUITY - Schedule of company's stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Outstanding at beginning of year	11,826,547
Granted	23,009
Exercised	(2,261,516)
Forfeited	(745,319)
Outstanding at end of year	8,842,721	11,826,547
Exercisable at end of year	2,803,019
Weighted average exercise price, Outstanding at beginning of year	$ 19.58
Weighted average exercise price, Granted	8.84
Weighted average exercise price,, Exercised	8.39
Weighted average exercise price, Forfeited	27.17
Weighted average exercise price, Outstanding at ending of year	21.78	$ 19.58
Weighted average exercise price, Exercisable at end of year	$ 10.41
Weighted average remaining contractual terms, outstanding (in years)	3 years 9 months 21 days	4 years 8 months 4 days
Weighted average remaining contractual terms, Exercisable at end of year	3 years 6 months 14 days
Aggregate intrinsic value, Outstanding at beginning of year	$ 318,680
Aggregate intrinsic value, Outstanding at end of year	186,567	$ 318,680
Aggregate intrinsic value, Exercisable at end of year	$ 91,018